Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Summary of Information About Group's Defined Benefit Pension Plans
Information in the tables that follow pertains to all of the Group’s defined benefit pension plans.

	December 31, 2021			December 31, 2020
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Defined benefit obligation	27,127	133,653	160,780	35,529	-	35,529
Fair value of plan assets	(13,437)	(80,466)	(93,903)	(21,147)	-	(21,147)
Net defined benefit liability	13,690	53,187	66,877	14,382	-	14,382

Summary of Plan Assets
Plan assets comprise:

	December 31, 2021	December 31, 2020
TFI International pension plans
Equity securities	6%	6%
Debt securities	89%	91%
Other	5%	3%
TForce Freight pension plans
Equity securities	48%	-
Debt securities	52%	-

Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans
Movement in the present value of the accrued benefit obligation for defined benefit plans:

	Note	2021	2020
Defined benefit obligation, beginning of year		35,529	31,449
Increase through business combinations	5	70,261	-
Current service cost		55,437	528
Interest cost		2,289	948
Benefits paid		(5,437)	(1,539)
Remeasurement (gain) loss arising from:
- Demographic		252	-
- Financial assumptions		5,997	3,563
- Experience		(426)	(343)
Settlement		(3,420)	113
Effect of movements in exchange rates		298	810
Defined benefit obligation, end of year		160,780	35,529

Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans
Movement in the fair value of plan assets for defined benefit plans:

	Note	2021	2020
Fair value of plan assets, beginning of year		21,147	18,108
Increase through business combinations	5	4,412	-
Interest income		551	544
Employer contributions		76,297	2,519
Benefits paid		(5,437)	(1,539)
Fair value remeasurement		310	1,129
Plan administration expenses		(112)	(124)
Settlement		(3,475)
Effect of movements in exchange rates		210	510
Fair value of plan assets, end of year		93,903	21,147

Summary of Expense Recognized in Income or Loss
Expense recognized in income or loss:

	2021	2020
Current service cost	55,437	528
Net interest cost	1,738	404
Plan administration expenses	112	124
Net settlement	55	113
Pension expense	57,342	1,169
Actual return on plan assets	861	1,673

Summary of Actuarial Losses Recognized in Other Comprehensive Income
Actuarial losses recognized in other comprehensive income:

	2021	2020
Amount accumulated in retained earnings, beginning of year	13,304	11,100
Recognized during the year	5,513	2,204
Amount accumulated in retained earnings, end of year	18,817	13,304
Recognized during the year, net of tax	4,128	1,623

Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average)
The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2021	December 31, 2020
Defined benefit obligation:
Discount rate at	2.9%	2.4%
Future salary increases	2.0%	1.2%
Employee benefit expense:
Discount rate at	2.4%	3.3%
Rate of return on plan assets at	2.4%	3.3%
Future salary increases	2.0%	1.2%

Summary of Current Longevities Underlying Value of Liabilities in Defined Benefit Plans
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2021		December 31, 2020
	TFI International pension plans	TForce Freight pension plans	TFI International pension plans	TForce Freight pension plans
Longevity at age 65 for current pensioners
Males	22.7	20.1	22.1	-
Females	24.9	22.2	24.7	-
Longevity at age 65 for current members aged 45
Males	23.6	21.7	23.5	-
Females	25.8	23.7	26.1	-
At December 31, 2021 the weighted average duration of the defined benefit obligation was:

TFI International pension plans	13.9
TForce Freight pension plans	22.1

Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation
The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2021		2020
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(27,922)	36,695	(3,022)	3,650
Life expectancy (1-year movement)	4,475	(4,650)	138	(246)

Summary of Historical Information of Plans
Historical information:

	2021	2020	2019	2018	2017
Defined benefit obligation	160,780	35,529	31,449	27,579	38,811
Fair value of plan assets	(93,903)	(21,147)	(18,108)	(16,581)	(25,366)
Deficit in the plan	66,877	14,382	13,341	10,998	13,445

Experience adjustments arising on plan obligations	5,823	3,220	2,116	(2,427)	2,378
Experience adjustments arising on plan assets	310	1,129	467	(815)	351